Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	CAD 1,667	CAD 1,703
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	621	657
Indefinite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	621	657
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	376	417
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	429	402
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	241	227
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	CAD 1,046	CAD 1,046